PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2014	2013
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$16,298	$13,560
Leasehold improvements	3,477	3,140
Office furniture and equipment	1,812	1,846

	21,587	18,546
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	11,309	9,000
Leasehold improvements	2,153	1,778
Office furniture and equipment	1,114	1,165

	14,576	11,943

Depreciated cost	$7,011	$6,603